UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number:  028-11627


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864

Signature, Place and Date of Signing:

    /s/ Brian Guzman            New York, New York          February 14, 2012
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total:  $669,753
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number       Name
     ---       --------------------       --------------------
      1.        028-11626                  Indus Partners, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2011
COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED     NONE
---------------          ----------------  ---------   --------   ---------  ---  ----  ----------  --------  ----  ---------   ----
ABBOTT LABS              COM               002824100    56,230    1,000,000       Call    SHARED       1       0    1,000,000     0
CHINA CORD BLOOD CORP    SHS               G21107100     7,282    2,747,921               SHARED       1       0    2,747,921     0
CNOOC LTD                SPONSORED ADR     126132109     9,786       56,025               SHARED       1       0       56,025     0
CTRIP COM INTL LTD       AMERICAN DEP SHS  22943F100    25,553    1,092,000               SHARED       1       0    1,092,000     0
FOCUS MEDIA HLDG LTD     SPONSORED ADR     34415V109    72,921    3,741,433               SHARED       1       0    3,741,433     0
GRIFOLS S A              SPONSORED ADR     398438309     4,651      841,085               SHARED       1       0      841,085     0
MARATHON OIL CORP        COM               565849106    12,823      438,100               SHARED       1       0      438,100     0
MELCO CROWN ENTMT LTD    ADR               585464100    19,240    2,000,000               SHARED       1       0    2,000,000     0
MOLYCORP INC DEL         COM               608753109     6,235      260,000   SH   Put    SHARED       1       0      260,000     0
ISHARES TR               MSCI EMERG MKT    464287234   127,478    3,360,000   SH  Call    SHARED       1       0    3,360,000     0
MURPHY OIL CORP          COM               626717102    12,514      224,500               SHARED       1       0      224,500     0
MURPHY OIL CORP          COM               626717102    53,510      960,000       Call    SHARED       1       0      960,000     0
PENN WEST PETE LTD NEW   COM               707887105    21,457    1,083,700               SHARED       1       0    1,083,700     0
RTI INTL METALS INC      COM               74973W107    20,248      872,370               SHARED       1       0      872,370     0
SPDR S&P 500 ETF TR      TR UNIT           78462F103    85,340      680,000       Put     SHARED       1       0      680,000     0
SPDR GOLD TRUST          GOLD SHS          78463V107    94,994      625,000       Call    SHARED       1       0      625,000     0
TALISMAN ENERGY INC      COM               87425E103    24,739    1,940,300               SHARED       1       0    1,940,300     0
YUM BRANDS INC           COM               988498101    14,753      250,000       Call    SHARED       1       0      250,000     0




SK 03363 0010 1265633